Shareholders' equity - Perpetual subordinated notes (Details) € in Millions	Apr. 30, 2019 EUR (€)
Perpetual subordinated notes issued, 1.750%, callable in 2024
Shareholders' equity
Interest rate (as percent)	1.75%
Principal amount	€ 1,500
Perpetual subordinated notes tendered, 2.250%, callable in 2021
Shareholders' equity
Interest rate (as percent)	2.25%
Principal amount	€ 1,500